DIVIDENDS AND INTEREST RECEIVABLE	12 Months Ended
Dec. 31, 2025
DIVIDENDS AND INTEREST RECEIVABLE
DIVIDENDS AND INTEREST RECEIVABLE
NOTE 15 – DIVIDENDS AND INTEREST RECEIVABLE
The amounts presented refer to dividends and interest on equity receivable, net of withholding income tax (IRRF), when applicable, arising from permanent investments held by the Company.

	12/31/2025	12/31/2024
Current
Associates
Lajeado Energia S.A.	101,136	102,544
Goiás Transmissão S.A.	64,745	56,882
Equatorial Maranhão Distribuidora de Energia S.A.	21	46,466
Interligação Elétrica do Madeira S.A.	48,607	49,696
Transenergia São Paulo S.A.	26,044	22,088
Paulista Lajeado Energia S.A.	5,969	16,361
CEB Lajeado S.A.	14,730	14,824
Belo Monte Transmissora de Energia S.A.	53,526	58,222
Mata de Santa Genebra Transmissão S.A.	—	11,480
Interligação Elétrica Garanhuns S.A.	13,841	13,845
ISA Energia	91,061	287,671
Others	50,462	41,604
	470,142	721,683
Accounting Policy
Remuneration from equity interests receivable, arising from the Company’s investments in the share capital of its subsidiaries, jointly controlled entities and associates (see Note 16), is recognized as an asset when such investees declare dividends and interest on equity to their shareholders.